Earnings per share/ADS (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share/ADS

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions, except per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	79,741	129,470	105,904
Dilution effect on earnings arising from equity-settled share-based awards operated by equity method investees and subsidiaries	(228)	(300)	(410)
Adjustments for interest expense attributable to convertible unsecured senior notes	—	235	309
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	79,513	129,405	105,803

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	20,182	18,791	18,568
Adjustments for dilutive RSUs and share options (million shares)	177	200	200
Adjustments for convertible unsecured senior notes (million shares)	—	327	467
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	20,359	19,318	19,235

Net income per ordinary share — basic (RMB)	3.95	6.89	5.70
Net income per ordinary share — diluted (RMB)	3.91	6.70	5.50

Earnings per ADS
Net income per ADS — basic (RMB)	31.61	55.12	45.63
Net income per ADS — diluted (RMB)	31.24	53.59	44.00